Organization and Significant Accounting Policies - Summary of Disaggregation of Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 69,478	$ 78,933	$ 224,700	$ 218,231	$ 293,770	$ 220,742	$ 189,919
Point in Time
Disaggregation Of Revenue [Line Items]
Total net revenue	58,005	65,170	190,949	180,116	253,677	186,906	162,328
Over a period of Time
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 11,473	$ 13,763	$ 33,751	$ 38,115	$ 40,093	$ 33,836	$ 27,591